BlackRock International Value V.I. Fund

BLACKROCK VARIABLE SERIES FUNDS, INC.
BlackRock International Value V.I. Fund
(the "Fund")

Supplement dated June 6, 2011 to the
Prospectus, dated May 1, 2011

On May 10, 2011, the Board of Directors (the "Board") of BlackRock Variable Series Funds, Inc. approved certain changes to the Fund. In particular, the Board approved a change in the name of the Fund to "BlackRock International V.I. Fund," and certain changes to the Fund's principal investment strategies. In addition, Fund management has determined to change the Fund's portfolio management team and the benchmark index against which the Fund measures its performance. These changes, which will become effective on October 1, 2011, are detailed below.

On May 10, 2011, the Board also approved a special meeting of shareholders to vote on a proposal to amend the Fund's investment objective. The Fund's current investment objective is a fundamental policy of the Fund, which means that any change to the Fund's investment objective is subject to shareholder approval. Accordingly, on or about July 22, 2011, the Fund expects to hold a special meeting of shareholders to consider a change to the Fund's investment objective from "current income and long-term growth of income accompanied by growth of capital" to "long-term capital growth." If approved by shareholders, the Fund's investment objective will also become a non-fundamental policy that may be changed by the Board without shareholder approval upon 60 days' notice to shareholders. Shareholders of record as of May 27, 2011 will be entitled to notice of and to vote at the special meeting of shareholders.

Effective October 1, 2011, the following changes are made to the Prospectus of the Fund.

Change in the Fund's Name

BlackRock International Value V.I. Fund is renamed BlackRock International V.I. Fund.

Change in the Fund's Strategies and Risks

The following sections of the Prospectus in "Fund Overview" are deleted in their entirety and replaced with the following:

Key Facts About BlackRock International V.I. Fund

Principal Investment Strategies of the Fund

The Fund invests primarily in stocks of companies located outside the U.S.

The Fund may purchase common stock, preferred stock, convertible securities and other instruments. The Fund may invest in securities issued by companies of all sizes but will focus mainly on medium and large companies. Companies will be located in developed countries of Europe and the Far East, and in countries with emerging capital markets anywhere in the world. The Fund may invest up to 25% of its total assets in global fixed income securities, including corporate bonds, U.S. government debt securities, non-U.S. government and supranational debt securities, asset-backed securities, mortgage-backed securities, emerging market debt securities and non-investment grade debt securities (high yield or junk bonds).

Fund management selects companies that it believes are undervalued or have good prospects for earnings growth. The Fund chooses investments predominantly using a "bottom up" investment style using a global sector-based investment process. The Fund's allocations to particular countries are based on Fund management's evaluation of individual companies.

Under normal circumstances, the Fund will allocate a substantial amount (approximately 40% or more — unless market conditions are not deemed favorable by Fund management, in which case the Fund would invest at least 30%) of its total assets in securities (i) of foreign government issuers, (ii) of issuers organized or located outside the U.S., (iii) of issuers which primarily trade in a market located outside the U.S., or (iv) of issuers doing a substantial amount of business outside the U.S., which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries). For temporary defensive purposes the Fund may deviate very substantially from the allocation described above.

Fund management may, when consistent with the Fund's investment goal, buy or sell options or futures on a security or an index of securities, or enter into interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The Fund's use of derivatives may reduce the Fund's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

  Changes in foreign currency exchange rates can affect the value of the Fund's portfolio.

  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

  Geographic Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund's investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mid-Cap Securities Risk — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

The section in the Prospectus captioned "Fund Overview — Performance Information" is supplemented as follows:

Annual Total Returns

The Fund's Annual Total Returns prior to October 1, 2011 as reflected in the bar chart and the table are the returns of the Fund that followed different investment strategies under the name "BlackRock International Value V.I. Fund."

Change in the Fund's Benchmark

The Fund's benchmark against which it measures its performance, the MSCI EAFE Index, is replaced with the MSCI All Country World Index Ex-U.S., a broad measure of market performance. Fund management believes the MSCI All Country World Index Ex-U.S. is more relevant to the Fund's new investment strategies. The MSCI All Country World Index Ex-U.S. is a market capitalization weighted index maintained by MSCI, Inc. that is designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI All Country World Index Ex-U.S. includes both developed and emerging markets.

For the one, five and ten year periods ended December 31, 2010, the average annual total returns for the MSCI All Country World Index Ex-U.S. were 11.15%, 4.82% and 5.54%, respectively.